Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Non-Current Assets
Schedule of other non current assets

	As of
	December 31,
(in thousands of euros)	2019	2020	2021
Accrued income	2,000	—	—
Long‑term deposit accounts	792	1,698	1,745
Security deposits	8	8	8
Tax loss carry back	333	—	—
Advances to suppliers - non-current	—	—	689
Other non‑current assets	3,135	1,706	2,442